Leases (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Leases [Abstract]
Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases as of July 31, 2021 and January 31, 2021 were as follows (in thousands):

Lease	July 31, 2021	January 31, 2021
Assets
Operating lease assets	$1,568	$1,471

Liabilities
Operating lease liabilities	$1,568	$1,471

Classification of lease liabilities
Current liabilities	$567	$1,008
Non-current liabilities	1,001	463

Total Operating lease liabilities	$1,568	$1,471

Lease-term and discount rate details as of July 31, 2021 and January 31, 2021 were as follows:

Lease term and discount rate	July 31, 2021	January 31, 2021
Weighted average remaining lease term (years)
Operating leases	1.26	1.09
Weighted average discount rate:
Operating leases	9.36%	10%

Supplemental balance sheet information related to leases as of January 31, 2021 and 2020 was as follows (in thousands):

	As of January 31,
Lease	2021	2020
Assets
Operating lease assets	$1,471	$2,300
Liabilities
Operating lease liabilities	$1,471	$2,300
Classification of lease liabilities
Current liabilities	$1,008	$1,339
Non-current liabilities	463	961

Total Operating lease liabilities	$1,471	$2,300

Lease-term and discount rate details as of January 31, 2021 and 2020 were as follows:

	As of January 31,
Lease term and discount rate	2021	2020
Weighted average remaining lease term (years)
Operating leases	1.09	1.76
Weighted average discount rate:
Operating leases	10%	9.27%

Supplemental Cash Flow Information
Supplemental cash flow information related to leases was as follows (in thousands):

Lease	Six Months Ended July 31, 2021	Six Months Ended July 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(600)	$(514)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$600	$514

Supplemental cash flow information related to leases at January 31, 2021 and 2020 was as follows (in thousands):

	As of January 31,
Lease	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(1,157)	$(1,182)
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$—	$635

Maturities of Lease Liabilities
Maturities of lease liabilities at July 31, 2021 were as follows (in thousands):

July 31, 2021
2022	$567
2023	667
2024	346
2025	134
2026	24
Thereafter	—

Total payments under lease agreements	$1,738
Less: imputed interest	(170)
Total lease liabilities	$1,568

Maturities of lease liabilities at January 31, 2021 and 2020 were as follows (in thousands):

	As of January 31,
	2021	2020
2021	$1,007	$1,338
2022	421	838
2023	110	222
2024	58	98
2025	24	52
Thereafter	—	21

Total payments under lease agreements	$1,620	$2,569
Less: imputed interest	(149)	(269)
Total lease liabilities	$1,471	$2,300